SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of revenues by service categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from operations:
Revenues	$ 2,969	$ 11,796	$ 23,546
Air Travel Media Network
Revenues from operations:
Revenues	2,768	9,191	23,474
Gas Station Media Network
Revenues from operations:
Revenues	0	2,604
Others
Revenues from operations:
Revenues	$ 201	$ 1	$ 72